Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets Current [Abstract]
Prepaid expenses	$ 481	$ 1,118
Insurance claims	1,458	49
Other	251	290
Total	$ 2,190	$ 1,457